THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  09/30/05

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas       March 31, 2006
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $502,084 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AFFILIATED MANAGERS GROUP     DBCV 2/2            008252AE8    163445     97000  PRN         SOLE            97000   0       0
AMERICAN FINL RLTY TR         NOTE 4.375% 7/1     02607PAB3     48240     50550  PRN         SOLE            50550   0       0
AVNET INC                     DBCV 2.000% 3/1     053807AL7     74443     75500  PRN         SOLE            75500   0       0
CAPITALSOURCE INC             DBCV 1.250% 3/1     14055XAB8     16209     18000  PRN         SOLE            18000   0       0
CAPITALSOURCE INC             DBCV 3.500% 7/1     14055XAD4     19609     21000  PRN         SOLE            21000   0       0
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1     549463AH0     77903     65000  PRN         SOLE            65000   0       0
RECKSON OPER PARTNERSHIP L P  DEB 4.000% 6/1      75621LAJ3     58590     58500  PRN         SOLE            58500   0       0
SOLECTRON CORP                NOTE 0.500% 2/1     834182AT4     43645     58000  PRN         SOLE            58000   0       0




